Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 29, 2011	Dec. 31, 2011 Private Equity Funds	May 31, 2011 Private Equity Funds Maximum
Commitments and Contingencies Disclosure [Line Items]
Rental expense under all operating leases	$ 97,500,000	$ 102,100,000	$ 105,400,000
Rental expense under sublease arrangements		675,000	720,000
Rental income under sublease arrangements		809,000	863,000
Commitment to invest						20,000,000
Percentage of ownership interests				53.00%		50.00%
Investments					$ 1,600,000